Provision for Employee Benefits (Details) - Schedule of movement in the present value of the defined benefit obligation - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement in the present value of the defined benefit obligation [Abstract]
Defined benefit obligations, beginning	$ 6,439,795	$ 5,619,337
Benefits paid during the year	(517,531)	(611,610)
Current service costs	770,934	691,767
Interest	96,019	145,589
Past service cost and gain (loss) on settlement	36,939	(68,898)
Actuarial loss	8,772	164,641
Exchange differences	6,745	498,969
Defined benefit obligations, ending	$ 6,841,673	$ 6,439,795